Main items related to operating activities - Amortization, depreciation and impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	$ (13,992)	$ (16,103)	$ (13,523)
Tangible assets
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	(13,364)	(14,782)	(12,615)
Mineral assets
Main items related to operating activities
Amortization, depreciation and impairment of tangible assets and mineral interests	$ (628)	$ (1,321)	$ (908)